Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

December 3, 2013

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:	DWS International Fund and DWS International Value Fund (the “Funds”), each a series of DWS International Fund, Inc. (the “Corporation”) (Reg. Nos. 002-14400; 811-00642 )

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Corporation hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 135 to the Corporation’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Fund and was filed electronically on November 29, 2013.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3681.

Very truly yours,

/s/Laura McCollum

Laura McCollum, Esq.
Vice President and Counsel
Deutsche Investment Management Americas Inc.

cc:           Elizabeth Reza, Esq., Ropes & Gray